Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCRUED LIABILITIES [Abstract]
Schedule of Other Accrued Liabilities, Current

	As of December 31, (in thousands)
	2011	2012
Consideration payable for business acquisitions	$13,531	$19,658
Customer deposits	—	5,258
Advance from government grants	127	3,007
Accrued transaction costs for acquisition of the 17173 Business	1,741	1,541
Others	1,457	2,695

Total	$16,856	$32,159